iShares®

iShares Trust

Supplement dated August 1, 2024

to the currently effective Prospectus and Statement of Additional Information (“SAI”) for the iShares MSCI EAFE Growth ETF (EFG) and iShares MSCI EAFE Value ETF (EFV) (each, a “Fund” and collectively, the “Funds”)

The following changes take effect for each Fund on August 1, 2024:

Changes in each Fund’s “Management”

For EFG, the third paragraph of the “Management” section on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

From August 1, 2023 through July 31, 2024, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the average daily net assets of the Fund as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3095% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2940% per annum of net assets in excess of $10.5 billion.

Effective August 1, 2024, BFA is paid a management fee from the Fund calculated based on the average daily net assets of the Fund as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3095% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2940% per annum of net assets over $10.5 billion, up to and including $13.5 billion, plus 0.2793% per annum of net assets in excess of $13.5 billion.

For EFV, the third paragraph of the “Management” section on page 24 of the Prospectus is deleted in its entirety and replaced with the following:

From August 1, 2023 through July 31, 2024, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the average daily net assets of the Fund as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3096% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2941% per annum of net assets over $10.5 billion, up to and including

$12.0 billion, plus 0.2793% per annum of net assets over $12.0 billion, up to and including $13.5 billion, plus 0.2653% per annum of net assets over $13.5 billion, up to and including $15.0 billion, plus 0.2520% per annum of net assets in excess of $15.0 billion.

Effective August 1, 2024, BFA is paid a management fee from the Fund calculated based on the average daily net assets of the Fund as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3096% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2941% per annum of net assets over $10.5 billion, up to and including $12.0 billion, plus 0.2793% per annum of net assets over $12.0 billion, up to and including $13.5 billion, plus 0.2653% per annum of net assets over $13.5 billion, up to and including $15.0 billion, plus 0.2520% per annum of net assets over $15.0 billion, up to and including $18.0 billion, plus 0.2394% per annum of net assets in excess of $18.0 billion.

Changes in each Fund’s “Investment Advisory, Administrative and Distribution Services”

For EFG, the eleventh paragraph of the section entitled “Investment Adviser” on page 84 of the SAI is deleted in its entirety and replaced with the following:

From August 1, 2023 through July 31, 2024, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA was paid a management fee from the iShares MSCI EAFE Growth ETF calculated based on the average daily net assets of the iShares MSCI EAFE Growth ETF as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3095% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2940% per annum of net assets in excess of $10.5 billion.

Effective August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is paid a management fee from the iShares MSCI EAFE Growth ETF calculated based on the average daily net assets of the iShares MSCI EAFE Growth ETF as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3095% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2940% per annum of net assets over $10.5 billion, up to and including $13.5 billion, plus 0.2793% per annum of net assets in excess of $13.5 billion.

For EFV, the ninth and tenth paragraphs of the section entitled “Investment Adviser” on page 84 of the SAI are deleted in their entirety and replaced with the following:

From August 1, 2023 through July 31, 2024, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA was paid a management fee from the iShares MSCI EAFE Value ETF calculated based on the average daily net assets of the iShares MSCI EAFE Value ETF as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3096% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2941% per annum of net assets over $10.5 billion, up to and including $12.0 billion, plus 0.2793% per annum of net assets over $12.0 billion, up to and including $13.5 billion, plus 0.2653% per annum of net assets over $13.5 billion, up to and including $15.0 billion, plus 0.2520% per annum of net assets in excess of $15.0 billion.

Effective August 1, 2024, for its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is paid a management fee from the iShares MSCI EAFE Value ETF calculated based on the average daily net assets of the iShares MSCI EAFE Value ETF as follows: 0.4000% per annum of net assets less than or equal to $3.0 billion, plus 0.3800% per annum of net assets over $3.0 billion, up to and including $4.5 billion, plus 0.3610% per annum of net assets over $4.5 billion, up to and including $6.0 billion, plus 0.3430% per annum of net assets over $6.0 billion, up to and including $7.5 billion, plus 0.3258% per annum of net assets over $7.5 billion, up to and including $9.0 billion, plus 0.3096% per annum of net assets over $9.0 billion, up to and including $10.5 billion, plus 0.2941% per annum of net assets over $10.5 billion, up to and including $12.0 billion, plus 0.2793% per annum of net assets over $12.0 billion, up to and including $13.5 billion, plus 0.2653% per annum of net assets over $13.5 billion, up to and including $15.0 billion, plus 0.2520% per annum of net assets over $15.0 billion, up to and including $18.0 billion, plus 0.2394% per annum of net assets in excess of $18.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-EFGVbp-0824

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